INCOME TAXES	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
INCOME TAXES
INCOME TAXES
14.	INCOME TAXES

The Company’s income tax provision for the interim period was determined using an estimated annual effective tax rate, adjusted for discrete items recognized during the period, if any. The effective tax rate for the three months ended March 31, 2026 and 2025 was 0%, which differed from the U.S. federal statutory rate primarily due to the impact of the valuation allowance maintained against the Company’s deferred tax assets.

Management evaluates the realizability of deferred tax assets on a quarterly basis and continues to maintain a full valuation allowance against all of its deferred tax assets as of March 31, 2026. There were no material changes in the Company’s assessment of the realizability of its deferred tax assets during the three months ended March 31, 2026.

As of March 31, 2026, the Company had no unrecognized tax benefits. The Company recognizes interest and penalties related to uncertain tax positions as a component of income tax expense. No interest or penalties were recognized during the three months ended March 31, 2026.

There were no material changes to the Company’s uncertain tax positions, valuation allowance, or other income tax matters from those disclosed in the notes to the audited financial statements in the Company’s Registration Statement (Form S-1/A) for the year ended December 31, 2025.

12.INCOME TAXES

Exyn Technologies, Inc., Exyn Latam and Exyn Defense are taxed as corporations. Exyn Latam pays foreign taxes on income. Components of net loss before income taxes were as follows:

	2025	2024
United States	$(12,095,765)	$(12,682,008)
Foreign	(95,922)	(128,109)
Net loss before income tax expense-continuing operations	$(12,191,687)	$(12,810,117)

The income tax benefit consists of the following:

	2025	2024
Current:
Federal	$—	$1,516,061
State	—	484,418
Foreign	—	—
Total current	—	2,000,479
Deferred:
Federal	2,337,425	1,147,228
State	(1,338,552)	366,567
Foreign	27,166	—
Total deferred	1,026,039	1,513,795
Total current and deferred	1,026,039	3,521,274
Less: change in valuation	(1,026,039)	(3,521,274)
Total income tax benefit	$—	$—

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

	2025	2024
Tax at federal statutory rate	21.00%	21.00%
Tax at state statutory rate, net of federal tax effect	6.26%	6.71%
Provision to return true ups	1.97%	0.00%
Rate change	-15.88%	0.00%
Nondeductible Expense	-4.98%
Other	0.05%	0.00%
Change in valuation allowance	-8.42%	-27.71%
	0.00%	0.00%

12.INCOME TAXES (continued)

The tax effects that give rise to deferred tax assets (liabilities) are presented below:

	2025	2024
Net operating loss carryforwards	$13,239,806	$13,337,393
Research and Development expenses	4,445,923	3,408,168
Share-based compensation	479,442	309,044
P&E-Book basis, excess of tax basis	(48,011)	(115,378)
Miscellaneous	236,664	474,380
Less: valuation allowance	(18,353,824)	(17,413,607)
Net deferred tax assets (liabilities)	$—	$—

As of December 31, 2025, and December 31, 2024, the Company had available federal net operating loss carry forwards (“NOLs”) of $53,096,852 and $48,132,056, respectively, which are available to offset future taxable income. The Tax Cuts and Jobs Act of 2017 limits the amount of federal net operating loss to be utilized each year after December 31, 2020, to 80% of taxable income and allows carry forwards to be indefinite.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which the net operating losses and temporary differences become deductible. Management considered projected future taxable income and tax planning strategies in making this assessment. The value of the deferred tax assets was offset by a valuation allowance as of December 31, 2025 and 2024 of $18,353,824 and $17,413,607, respectively, due to the current uncertainty of the future realization of the deferred tax assets.

The Company follows FASB ASC 740.10, which provides guidance for the recognition and measurement of certain tax positions in an enterprise’s financial statements. Recognition involves a determination of whether it is more likely than not that a tax position will be sustained upon examination with the presumption that the tax position will be examined by the appropriate taxing authority having full knowledge of all relevant information.

The Company’s policy is to record interest and penalties associated with unrecognized tax benefits as additional income taxes in the statement of operations. As of January 1, 2023, the Company had no unrecognized tax benefits and no charges during 2025 or 2024, and accordingly, the Company did not recognize any interest or penalties during 2025 or 2024 related to unrecognized tax benefits. There is no accrual for uncertain tax positions as of December 31, 2025.

The Company files U.S. income tax returns and a state income tax returns. With few exceptions, the U.S. and state income tax returns filed for the tax years ending on December 31, 2022 and thereafter are subject to examination by the relevant taxing authorities.